Members' Equity - Schedule of Non-vested Units (Detail) - Non-vested units [Member] - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Opening Balance, Units	4,357,000	4,738,333	3,466,747	4,529,290	5,966,252
Opening Balance, Avg Fair Value	$ 0.12	$ 0.12	$ 0.10	$ 0.06	$ 0.05
Granted, Units			2,413,833	619,597	377,400
Granted, Avg Fair Value			$ 0.17	$ 0.22	$ 0.17
Vested, Units	(2,522,000)	(326,000)	(1,131,831)	(1,581,500)	(1,745,834)
Vested, Avg Fair Value	$ 0.07	$ 0.15	$ 0.13	$ 0.04	$ 0.04
Forfeited, Units		(55,000)	(10,416)	(100,640)	(68,528)
Forfeited, Avg Fair Value		$ 0.08	$ 0.03	$ 0.17	$ 0.06
Ending Balance, Units	1,835,000	4,357,000	4,738,333	3,466,747	4,529,290
Ending Balance, Avg Fair Value	$ 0.20	$ 0.12	$ 0.12	$ 0.10	$ 0.06